Taxes and Similar Charges Payable Other Than Income Tax - Schedule of Taxes and Similar Charges Payable Other Than Income Tax (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current payables on social security and taxes other than income tax [abstract]
VAT payable	₽ 4,705	₽ 4,120
Payroll taxes	4,180	3,353
Property tax	614	566
Land lease	591	454
Land tax	323	240
Mineral extraction tax	280	332
Other	276	163
Total	₽ 10,969	₽ 9,228